Liquidity risk	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Liquidity risk
Liquidity risk

Overview (unaudited)	Key metrics (unaudited)

Liquidity risk is the risk that, while still being solvent, we do not have the liquid financial resources to meet our obligations when they fall due, or we can only obtain them at high cost.

In this section, we describe our sources and uses of liquidity and how we manage liquidity risk. We also analyse our key liquidity metrics, including our LCRs and our eligible liquidity pools.

We then explain our funding strategy and structure and we analyse our wholesale funding. Finally, we analyse how we have encumbered some of our assets to support our funding activities.
RFB DoLSub LCR of 142% (2018: DoLSub LCR of 164%) Wholesale funding and AT1 with maturity <1 year £22.5bn (2018: £16.5bn) RFB DoLSub LCR eligible liquidity pool of £42.0bn (2018: DoLSub £54.1bn)
OUR KEY LIQUIDITY RISKS (UNAUDITED)
Through our LRA framework, we manage our funding or structural contingent and market liquidity risks wherever they arise. This can be in retail and corporate deposit outflows, wholesale secured and unsecured liquidity outflows and off-balance
 sheet activities. Other risks our framework covers include funding concentrations, intra-day
 cash flows, intra-group commitments and support, and franchise retention.
Our main sources of liquidity
Customer deposits finance most of our customer lending. Although these funds are mostly callable, in practice they give us a stable and predictable core of funding. This is due to the nature of retail accounts and the breadth of our retail customer relationships.
We have a strong wholesale funding investor base, diversified across product types and geographies. Through the wholesale markets, we have active relationships in many sectors including banks, other financial institutions, corporates and investment funds. We access the wholesale funding markets through the issuance of capital, senior unsecured debt, covered bonds, structured notes and short-term funding. We also access these markets through securitisations of certain assets of Santander UK plc and our operating subsidiaries. For more on our programmes, see Notes 14, 21 and 25 in the Consolidated Financial Statements.
We generate funding on the strength of our own balance sheet, our own profitability and our own network of investors. We comply with rules set by the PRA, other regulators, and Banco Santander standards. While we manage, consolidate and monitor liquidity risk centrally, we also manage and monitor it in the business area it comes from. For more on our structural relationship with Banco Santander and how that impacts our liquidity management, see the Directors’ report.
In addition, we have access to UK Government funding schemes.
Our main uses of liquidity
Our main uses of liquidity are to fund our lending in Retail Banking and Corporate & Commercial Banking, to pay interest and dividends, and to repay debt. Our ability to pay dividends depends on various factors. These include our regulatory capital needs, the level of our distributable reserves, and our financial performance. We also use liquidity to pay for business combinations.
LIQUIDITY RISK MANAGEMENT
Introduction
(unaudited)
We manage liquidity risk on a consolidated basis in our CFO division, which is our centralised function for managing funding, liquidity and capital. We created our governance, oversight and control frameworks, and our LRA, on the same consolidated basis.
From 1 January 2019, following the implementation of ring-fencing, we monitor and manage liquidity risk for the Santander UK plc group and SFS separately. Under this model, and the PRA’s liquidity rules, Santander UK plc and its subsidiary Cater Allen Limited form the RFB Domestic Liquidity
Sub-group
(the RFB DoLSub), which allows the entities to collectively meet regulatory requirements for the purpose of managing liquidity risk. Each member of the RFB DoLSub will support the other by transferring surplus liquidity in times of stress.
Prior to 1 January 2019, Santander UK plc, SFS and Cater Allen Limited formed the Domestic Liquidity
Sub-group
(the DoLSub), which allowed those entities to collectively meet regulatory liquidity requirements. The RFB DoLSub permission granted with effect from 1 January 2019 withdrew SFS from the previous DoLSub.
Stress testing
We have a liquidity stress test framework in place which is central to our LRA measurement and monitoring. It includes three severe but plausible stress test scenarios. To fit with our risk appetite, the liquidity outflows that come from these stress tests must be fully covered with high-quality liquid assets, other liquid assets and management actions sanctioned at the right level of governance. Additionally, a funding plan disruption stress scenario forms part of our LRA monitoring.
Our Risk division runs a range of stress tests. Our LRA stress test is a combination of three tests that cover idiosyncratic, market-wide and combined scenarios. Our other tests consider scenarios such as a global economic slowdown that results in reduced confidence in the banking industry, a slowdown in one of the major economies or a deterioration in the availability of liquidity. These are considered on both an acute and protracted basis. We also run severe combined stress tests which look at both a deep and prolonged UK recession that results in a reduction in wholesale funding availability and a simultaneous idiosyncratic shock that would lead to retail and commercial outflows.
We also conduct sensitivity analysis and reverse stress testing for instant liquidity shocks by each key liquidity risk. We do this to understand the impacts they would have on our LRA and our regulatory liquidity metrics.
We monitor our LCR to ensure we continue to meet the requirements. Although the Basel Committee published its final Net Stable Funding Ratio (NSFR) standards in October 2014, the NSFR has not yet been implemented within the EU (unlike the LCR). As such, there is no formal NSFR requirement applicable to UK or other EU banks until such time as the European Commission adopts appropriate regulatory and technical standards. Nonetheless, we monitor our NSFR on an ongoing basis and will be ready to comply with the standards once agreed.
Risk mitigation
(unaudited)
The Board aims to make our balance sheet resilient at all times and for it to be perceived as such by stakeholders. This preserves our short and long-term viability. The Board recognises that as we are involved in maturity transformation, we cannot hold enough liquidity to cover all possible stress scenarios. The Board requires us to hold enough liquidity to make sure we will survive three plausible but severe stress scenarios (our LRA stress). We do this by maintaining a prudent balance sheet structure and approved liquid resources.
Recovery framework
In the event of a liquidity or capital stress, we have developed a series of actions outlined in our Recovery Plan. This enables us to respond to a wide variety of stresses, from mild to severe, in a coordinated and efficient manner. Our Recovery Plan addresses how we would manage a capital or liquidity stress. We would invoke it in response to triggers across a range of metrics falling outside threshold levels, or a qualitative assessment of potential serious risks to our financial position and balance sheet strength. All of these metrics are part of our existing risk management processes. The Recovery Plan would be invoked as early and proactively as possible in order to mitigate a stress with suitable actions.
Our Recovery Plan is approved by the Board under advice from the Board Audit Committee and is subject to ongoing review and enhancement. The CFO division manages the recovery and resolution plans and the operational continuity process.
Risk monitoring and reporting
(unaudited)
We monitor liquidity risk daily, weekly and monthly. We do this through different committees and levels of management, including ALCO and the Board Risk Committee.

LIQUIDITY RISK REVIEW (UNAUDITED)
Liquidity Coverage Ratio
This table shows our LCR and LRA at 31 December 2019 and 2018. The LCR at 31 December 2019 reflects the RFB DoLSub, and at 31 December 2018 reflects the previous DoLSub. The LRA data reflect the stress testing methodology in place at that time.

	LCR RFB DoLSub (1)		LRA RFB (2)
	2019	2018	2019	2018
	£bn	£bn	£bn	£bn
Eligible liquidity pool (liquidity value)	41.6	53.0	40.6	52.2
Net stress outflows	(29.3)	(32.4)	(31.7)	(32.1)

Surplus	12.3	20.6	8.9	20.1

Eligible liquidity pool as a percentage of anticipated net cash flows	142%	164%	128%	163%

(1)	For 2019, in accordance with our ring-fence structure, data is for the RFB DoLSub. For 2018, i.e. before the implementation of ring-fencing, data is for the previous DoLSub. The RFB LCR was 146%.
(2)	The LRA is calculated for the Santander UK plc group (the RFB Group) and is a three-month Santander UK specific requirement.
LCR eligible liquidity pool
This table shows the carrying value and liquidity value of our eligible liquidity pool assets at 31 December 2019 for the RFB DoLSub and 31 December 2018 for the previous DoLSub. It also shows the weighted average carrying value in the year.

						RFB DoLSub
					Weighted average carrying
	Carrying value		Liquidity value (1)		value in the year
	2019	2018	2019	2018	2019	2018
	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	19.3	22.4	19.3	22.4	19.1	24.4
Government bonds	17.9	26.1	17.7	25.7	20.8	16.8
Supranational bonds and multilateral development banks	2.9	1.1	2.9	1.1	2.9	1.1
Covered bonds	1.5	2.7	1.4	2.5	2.4	2.6
Asset-backed securities	0.4	1.7	0.3	1.3	1.4	1.4
Equities	0	0.1	0	—	0	2.1

	42.0	54.1	41.6	53.0	46.6	48.4

(1)	Liquidity value is the carrying value with the applicable LCR haircut applied.
Currency analysis
This table shows the carrying value of our eligible liquidity pool by major currencies at 31 December 2019 for the RFB DoLSub and 31 December 2018 for the previous DoLSub. The composition of the pool is consistent with the currency profile of our net liquidity outflows.

					RFB DoLSub
	US Dollar	Euro	Sterling	Other	Total
	£bn	£bn	£bn	£bn	£bn
2019	3.6	1.2	36.1	1.1	42.0
2018	5.3	3.9	42.2	2.7	54.1

Composition of the eligible liquidity pool
This table shows the allocation of the carrying value of the assets in our eligible liquidity pool for LRA and LCR purposes at 31 December 2019 for the RFB DoLSub and 31 December 2018 for the previous DoLSub.

						RFB DoLSub
	2019					2018
	LCR eligible liquidity pool					LCR eligible liquidity pool
	Level 1	Level 2A	Level 2B	Total	Of which LRA eligible	Level 1	Level 2A	Level 2B	Total	Of which LRA eligible
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	19.3	0	0	19.3	19.3	22.4	—	—	22.4	21.8
Government bonds:
– AAA to AA-	16.7	0	0	16.7	16.7	23.6	—	—	23.6	23.3
– A+ to A	0	1.2	0	1.2	1.2	—	2.5	—	2.5	2.5
Supranational bonds and multilateral development banks:
– AAA to AA-	2.9	0	0	2.9	2.5	1.1	—	—	1.1	1.1
Covered bonds:
– AAA to AA-	1.4	0.1	0	1.5	1.5	1.6	1.1	—	2.7	2.7
Asset-backed securities:
– AAA to AA-	0	0	0.4	0.4	0.4	—	—	1.7	1.7	1.7
Equities	0	0	0	0		—	—	0.1	0.1	0.1

	40.3	1.3	0.4	42.0	41.6	48.7	3.6	1.8	54.1	53.2

2019 compared to 2018
While RFB DoLSub LCR remains high at 142%, it is lower than 2018 reflecting reduced uncertainty.
The RFB DoLSub LCR and LCR eligible liquidity pool both decreased following the transfer of our Isle of Man and Jersey businesses (Crown Dependencies) into SFS in 2018 as part of ring-fencing implementation.

FUNDING RISK MANAGEMENT

Funding strategy
(unaudited)
Our funding strategy continues to be based on maintaining a conservatively structured balance sheet and diverse sources of funding to meet the needs of our business strategy and plans. The CFO Division maintains a funding plan and ensures it is compliant with the LRA and regulatory liquidity and capital requirements.
Most of our funding comes from customer deposits. We source the rest from a mix of secured and unsecured funding in the wholesale markets. Overall, this means that we do not rely too heavily on wholesale funds. We manage funding requirements by targeting a specific Liquidity Coverage Ratio, we ensure maturities are prefunded and capital/TLAC requirements are prioritised. We also have checks and controls to limit our asset encumbrance from our secured funding operations. As part of maintaining a diverse funding base, we raise funding in a number of currencies, including euro and USD, and convert it into sterling through currency swaps to fund our commercial assets which are largely sterling denominated.
Our base of stable retail and corporate deposits is a key funding source for us. We leverage our large and diverse customer base to offer products that give us a long-term sustainable source of funding. We do this by focusing on building long-term relationships. Over 85% of our total core retail customer liabilities are covered by the Financial Services Compensation Scheme (the FSCS).
Behavioural maturities
The contractual maturity of our balance sheet assets and liabilities highlights the maturity transformation that underpins the role of banks to lend long term, but to fund themselves mainly with shorter-term liabilities, like customer deposits. We do this by diversifying our funding operations across a wide customer base, both in numbers and by type of depositor. In practice, the behavioural profiles of many liabilities show more stability and longer maturity than their contractual maturity. This is especially true of many types of retail and corporate deposits that, while they may be repayable on demand or at short notice, have shown good stability even in times of stress. We model behaviour profiles using our experience of customer behaviour. We use this data to determine the funds transfer pricing interest rates at which we reward and charge our business units for sources and uses of funds. We apply this rate until a customer changes to a different product or service offered by us or by one of our competitors.
We continue to improve the quality of our retail, commercial and wholesale deposits. We aim to deepen our customer relationships across all customer segments. We do this to lengthen the contractual and behavioural profile of our liability base.
Deposit funding
We mainly fund our Retail Banking and Corporate & Commercial Banking activities by customer deposits. We fund the rest through wholesale markets.
Wholesale funding
Wholesale funding and issuance model
(unaudited)
Banco Santander is a multiple point of entry resolution group. This means that should it fail; it would be split up into parts. Healthy parts might be sold or be kept as a residual group without their distressed sister companies. The resolution or recapitalisation of the distressed parts might be effected via ‘bail in’ of bonds that had been issued to the market by a regional intermediate holding company.
Santander UK is a single point of entry resolution group. This means that resolution would work downwards from the group’s holding company (i.e. Santander UK Group Holdings plc). Losses in subsidiaries would first be transferred up to Santander UK Group Holdings plc. If the holding company is bankrupt as a result, the group is deemed to be failing or likely to fail, it will be put into resolution. The ‘bail in’ tool is applied to the holding company, with the equity being written off and bonds written off or converted into equity as needed to recapitalise the group. Those bondholders would become the new owners, and the group would stay together.
Santander UK Group Holdings plc is the immediate holding company of Santander UK plc but does not guarantee its debts or other obligations. This structure is a Bank of England recommended configuration which aims to ensure the activities of the operating company are not disrupted as the group goes through resolution, thereby maintaining continuity of services for customers.
Composition of wholesale funding
(unaudited)
We are active in the wholesale markets and we have direct access to both money market and long-term investors through our funding programmes. This makes our wholesale funding well diversified by product, maturity, geography and currency. This includes currencies available across a range of channels from money markets, repo markets, senior unsecured, secured, medium-term and capital. For details of our main programmes, see the Funding Information section of our website
www.santander.co.uk/uk/about-santander-uk/investor-relations/funding-information.
Following the implementation of our ring-fencing plan, Santander UK plc is now our main operating company issuer of senior unsecured debt, structured notes, short-term funding and covered bonds.
Our immediate parent Santander UK Group Holdings plc is the issuer of capital and MREL/Total Loss Absorbing Capacity (TLAC) eligible senior unsecured debt. The Financial Stability Board established the TLAC standard in 2015 and it is applied from 1 January 2019. The standard is designed to enhance the resilience of the global financial system by ensuring that failing Global Systemically Important Banks
(G-SIBs)
have sufficient capital to absorb losses and recapitalise under resolution, whilst continuing to provide critical banking services. In the EU, the Bank Recovery and Resolution Directive (BRRD) sets out a framework for all European banks and investment firms, not just
G-SIBs,
to satisfy a Minimum Requirement for own funds and Eligible Liabilities (MREL). The Banking Act 2009 was amended in 2014 as part of the UK implementation of the BRRD and HM Treasury will remediate deficiencies caused by the UK’s withdrawal from the EU in the Bank Recovery and Resolution (Amendment) (EU Exit) Regulations 2018. MREL is designed to ensure that banks have sufficient liabilities to prevent broader financial disruption or use of public funds in resolution. Since the implementation of CRR II in June 2019,
G-SIBs
have been subject to the MREL standard. Since 1 January 2019, UK resolution entities that are
G-SIBs
or are part of a
G-SIB
, including our immediate parent Santander UK Group Holdings plc, have been required to meet the TLAC minimum requirements, implemented through the Bank of England Statement of Policy on MREL in the UK. The TLAC requirement is the higher of 16% of RWAs on a consolidated basis or 6% of leverage exposures on a consolidated basis. The Company is subject to internal MREL as it meets the requirements of a material subsidiary of our ultimate parent Banco Santander SA.
We also access the wholesale markets through securitisations of certain assets of our operating subsidiaries. In addition, we have access to UK Government funding schemes. Eligible collateral for these schemes includes all collateral that is eligible in the Bank of England’s Discount Window Facility. We ensure that enough collateral is placed and available at the Discount Window.
FUNDING RISK REVIEW
2019 compared to 2018 (unaudited)

•
Together with our immediate parent, Santander UK Group Holdings plc, our overall funding strategy remains to develop and sustain a diversified funding base. We also need to fulfil regulatory requirements as well as support our credit ratings.

•
2019 had a much lower funding requirement than average. We
pre-funded
2019 and managed our maturity profile to increase LCR at the end of 2018, ensuring we did not have large requirements when the UK was expected to leave the EU.

•
In 2019, our total term funding was £4.5bn (2018: £17.1bn), of which £4.1bn (2018: £14.8bn) was medium-term issuance and none (2018: £2.3bn) was from the closed UK Government’s Term Funding Scheme (TFS).

•	The £4.1bn medium-term funding included £0.9bn of senior unsecured notes, £2.9bn of covered bonds and £0.1bn of securitisations.

•
Maturities in 2019 were £8.1bn (2018: £6.9bn). At 31 December 2019, 67% (2018: 77%) of wholesale funding had a maturity of greater than one year, with an overall residual duration of 33 months (2018: 37 months). The total drawdown outstanding from the TFS was unchanged at £10.8bn (2018: £10.8bn) and the total drawdowns of UK Treasury Bills under the FLS were £1.0bn (2018: £1.0bn).

•	In 2019, c£7bn of medium-term funding was left in US Dollars and a further £1bn in Euro. These balances were used to fund customer assets and our HQLA portfolio.

•	Our level of encumbrance from external and internal issuance of securitisations and covered bonds remained broadly static in 2019, as planned.
Reconciliation of wholesale funding to the balance sheet
This table reconciles our wholesale funding to our balance sheet at 31 December 2019 and 2018.

		Balance sheet line item
						Financial
					Repurchase	liabilities	Debt
	Funding	Deposits		Deposits	agreements –	designated	securities	Subordinated	Other equity
	analysis	by banks		by customers (1)	non trading	at fair value	in issue	liabilities	instruments (2)
2019	£bn	£bn		£bn	£bn	£bn	£bn	£bn	£bn
Deposits	0.3	0.3		0	0	0	0	0	0
Certificates of deposit and commercial paper	5.8	0		0	0	0	5.8	0	0
Senior unsecured – public benchmark	18.8	0		8.6	0	0	10.2	0	0
– privately placed	2.7	0		0.1	0	1.0	1.6	0	0
Covered bonds	18.2	0		0	0	0	18.2	0	0
Securitisation and structured issuance	5.6	0		0	1.4	0.5	3.7	0	0
Term Funding Scheme	10.8	10.8		0	0	0	0	0	0
Subordinated liabilities and equity	5.2	0		0	0	0	0	3.0	2.2

Total wholesale funding	67.4	11.1		8.7	1.4	1.5	39.5	3.0	2.2

Repos	16.9	0		0	16.9	0	0	0	0
Foreign exchange and hedge accounting	2.5	0		0.4	0	0	1.6	0.5	0
Other	3.5	3.3	(3)	0	0	0.2	0	0	0

Balance sheet total	90.3	14.4		9.1	18.3	1.7	41.1	3.5	2.2

2018
Deposits by banks	1.0	1.0		—	—	—	—	—	—
Certificates of deposit and commercial paper	6.4	—		—	—	—	6.4	—	—
Senior unsecured – public benchmark	21.2	—		8.6	—	—	12.6	—	—
– privately placed	4.0	—		0.1	—	1.0	2.9	—	—
Covered bonds	16.6	—		—	—	—	16.6	—	—
Securitisation and structured issuance	7.8	—		0.5	2.2	—	5.1	—	—
Term Funding Scheme	10.8	10.8		—	—	—	—	—	—
Subordinated liabilities and equity	5.0	—		—	—	—	—	3.0	2.0

Total wholesale funding	72.8	11.8		9.2	2.2	1.0	43.6	3.0	2.0

Repos	10.8	—		—	8.7	2.1	—	—	—
Foreign exchange and hedge accounting	4.2	—		0.5	—	—	3.1	0.6	—
Other	8.6	5.4	(3)	—	—	3.2	—	—	—

Balance sheet total	96.4	17.2		9.7	10.9	6.3	46.7	3.6	2.0

(1)	This is included in our balance sheet total of £181,883 m (2018: £178,090 m).
(2)
Consists of £nil (2018: £14m) fixed/floating rate
non-cumulative
callable preference shares, £235m (2018: £235m)
Step-up
Callable Perpetual Reserve Capital Instruments and £1,956 m (2018: £1,756 m) Perpetual Capital Securities. See Notes 30 and 31 to the Consolidated Financial Statements.

(3)	Other consists of items in the course of transmission and other deposits, excluding the TFS. See Note 23 to the Consolidated Financial Statements.

Maturity profile of wholesale funding
This table shows our main sources of wholesale funding. It does not include securities finance agreements. The table is based on exchange rates at issue and scheduled repayments and call dates. It does not reflect the final contractual maturity of the funding.

	≤ 1	>1 and ≤ 3	>3 and ≤	>6 and ≤ 9	>9 and ≤ 12	Sub-total	>1 and	>2 and
	month	months	6 months	months	months	≤ 1 year	≤ 2 years	≤ 5 years	>5 years	Total
2019	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc (1)
Senior unsecured – public benchmark	0	0	0	0	0.8	0.8	1.8	4.2	1.7	8.5
– privately placed	0	0	0	0	0	0	0	0	0.1	0.1
Subordinated liabilities and equity (incl. AT1)	0	0	0	0	0	0	0	1.0	2.0	3.0

	0	0	0	0	0.8	0.8	1.8	5.2	3.8	11.6

Other Santander UK plc
Deposits by banks	0.1	0	0	0.2	0	0.3	0	0	0	0.3
Certificates of deposit and commercial paper	0.6	3.1	2.0	0.1	0	5.8	0	0	0	5.8
Senior unsecured – public benchmark	0.8	1.4	0	0.6	1.9	4.7	2.9	1.9	0.8	10.3
– privately placed	0	0.9	0	0.9	0	1.8	0.4	0.1	0.3	2.6
Covered bonds	0	0	1.8	0	1.0	2.8	5.6	6.2	3.6	18.2
Securitisation and structured issuance (2)	0.2	0	0.8	0.2	0.2	1.4	1.3	1.3	0	4.0
Term Funding Scheme	0	0	0	0	4.5	4.5	4.0	2.3	0	10.8
Subordinated liabilities	0	0	0	0	0	0	0	0.9	1.3	2.2

	1.7	5.4	4.6	2.0	7.6	21.3	14.2	12.7	6.0	54.2

Other group entities
Securitisation & structured issuance (3)	0	0.1	0.1	0.1	0.1	0.4	0.6	0.6	0	1.6

Total at 31 December 2019	1.7	5.5	4.7	2.1	8.5	22.5	16.6	18.5	9.8	67.4

Of which:
– Secured	0.2	0.1	2.7	0.3	5.8	9.1	11.5	10.4	3.6	34.6
– Unsecured	1.5	5.4	2.0	1.8	2.7	13.4	5.1	8.1	6.2	32.8

	1.7	5.5	4.7	2.1	8.5	22.5	16.6	18.5	9.8	67.4

2018
Total at 31 December 2018	3.1	6.8	3.0	2.7	0.9	16.5	15.9	30.1	10.3	72.8

Of which:
– Secured	0.8	0.7	0.7	1.7	0.5	4.4	8.5	18.3	4.0	35.2
– Unsecured	2.3	6.1	2.3	1.0	0.4	12.1	7.4	11.8	6.3	37.6

(1)
94% of Senior Unsecured debt issued from Santander UK Group Holdings plc has been downstreamed to Santander UK plc as ‘secondary non-preferential
debt’ in line with the guidelines from the Bank of England for Internal MREL.

(2)	Includes funding from mortgage-backed securitisation vehicles where Santander UK plc is the asset originator.
(3)	Includes funding from asset-backed securitisation vehicles where entities other than Santander UK plc are the asset originator.
Currency composition of wholesale funds
☐
This table shows our wholesale funding by major currency at 31 December 2019 and 2018.

	2019				2018
	Sterling	US Dollar	Euro	Other	Sterling	US Dollar	Euro	Other
	%	%	%	%	%	%	%	%
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	11	65	22	2	11	65	22	2
– privately placed	0	0	0	100	—	—	—	100
Subordinated liabilities and equity (incl. AT1)	67	33	0	0	64	36	—	—

	25	56	16	3	23	57	17	3

Other Santander UK plc
Deposits by banks	3	97	0	0	3	97	—	—
Certificates of deposit and commercial paper	45	54	1	0	48	52	—	—
Senior unsecured – public benchmark	14	54	32	0	11	56	33	—
– privately placed	21	15	59	5	13	12	72	3
Covered bonds	54	0	45	1	50	—	49	1
Securitisation & structured issuance	72	28	0	0	61	35	4	—
Term Funding Scheme	100	0	0	0	100	—	—	—
Subordinated liabilities	49	51	0	0	49	51	—	—

	54	22	24	0	48	25	26	1

Other group entities
Securitisation & structured issuance	95	5	0	0	89	11	—	—

Total	50	27	22	1	46	30	24	—

Term issuance
In 2019, our external term issuance (sterling equivalent) was:

	Sterling	US Dollar	Euro	Other	Total 2019	Total 2018
	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	0	0	0	0	0	2.7
Subordinated debt and equity (inc. AT1)	0.5	0	0	0	0.5	0

	0.5	0	0	0	0.5	2.7

Other Santander UK plc
Securitisations and other secured funding	0	0	0	0	0	2.9
Covered bonds	2.0	0	0.9	0	2.9	4.3
Senior unsecured – public benchmark	0.1	0.8	0	0	0.9	2.9
– privately placed	0	0	0	0	0	1.6
Term Funding Scheme	0	0	0	0	0	2.3

	2.1	0.8	0.9	0	3.8	14.0

Other group entities
Securitisations	0.2	0	0	0	0.2	0.4

Total gross issuances	2.8	0.8	0.9	0	4.5	17.1

Encumbrance
(unaudited)
We have encumbered an asset if we have pledged or transferred it as collateral against an existing liability. This means it is no longer available to secure funding, meet our collateral needs or be sold to reduce future funding needs. Being able to pledge or transfer assets as collateral is an integral part of a financial institution’s operations. We do various things that lead to asset encumbrance. These include where we:

•	Enter into securitisation, covered bonds, and repurchase agreements (including central bank programmes) to access medium and long-term funding

•	Enter into short-term funding transactions. These include repurchase agreements and stock borrowing transactions as part of our operational liquidity management

•	Pledge collateral as part of participating in payment and settlement systems

•	Post collateral as part of derivatives activity.
We monitor our mix of secured and unsecured funding sources in our funding plan. We aim to use our available collateral efficiently to raise secured funding and to meet our other collateralised obligations.
Our biggest source of encumbrance is where we use our mortgage portfolio to raise funds through securitisation, covered bonds or other structured borrowing. We control our levels of encumbrance from these by setting a minimum level of unencumbered assets that must be available after we factor in our future funding plans, whether we can use our assets for our future collateral needs, the impact of a possible stress and our current level of encumbrance.
Assets classified as readily available for encumbrance include cash and securities we hold in our eligible liquidity pool. They also include other unencumbered assets that give us a source of contingent liquidity. We do not rely on these extra unencumbered assets in our LRA, but we might use some of them in a time of stress. We can create liquidity by using them as collateral for secured funding or through outright sale.
Loans and advances to customers are only classified as readily available for encumbrance if they are already in a form we can use to raise funding without any other actions on our part. This includes excess collateral that is already in a secured funding structure. It also includes collateral that is pre-positioned
at central banks and is available for use in secured funding.
All other loans and advances are classified as not readily available for encumbrance, however, may still be suitable for use in secured funding structures.

Encumbrance of customer loans and advances
We have issued prime retail mortgage-backed and other asset-backed securitised products to a diverse investor base through our mortgage-backed and other asset-backed funding programmes.
We have raised funding with mortgage-backed notes, both issued to third parties and retained – the latter being central bank eligible collateral for funding purposes in other Bank of England facilities. We also have a covered bond programme, under which we issue securities to investors secured by a pool of residential mortgages.
For more on how we have issued notes from our secured programmes externally and also retained them, and what we have used them for, see Notes 14 and 25 to the Consolidated Financial Statements.
On-balance
sheet encumbered and unencumbered assets

	Encumbered with counterparties other than						Unencumbered assets not pre-positioned
	central banks						with central banks
	Covered bonds	Securitis- ations	Other	Total	Assets positioned at central banks (3)	Readily available	Other available assets	Cannot be encumbered	Total	Total assets
2019	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Cash and balances at central banks (1)(2)	0	0	1,080	1,080	707	19,393	0	0	20,100	21,180
Financial assets at FVTPL:
– Derivative financial instruments	0	0	0	0	0	0	0	3,316	3,316	3,316
– Other financial assets at FVTPL	0	0	0	0	0	0	0	386	386	386
Financial assets at amortised cost:
– Loans and advances to customers	23,310	12,915	332	36,557	55,273	76,567	22,875	16,015	170,730	207,287
– Loans and advances to banks	0	0	403	403	0	0	0	1,452	1,452	1,855
– Repurchase agreements – non trading	0	0	0	0	0	0	0	23,636	23,636	23,636
– Other financial assets at amortised cost	0	0	3,026	3,026	0	4,030	0	0	4,030	7,056
Financial assets at FVOCI	0	0	6,009	6,009	0	3,738	0	0	3,738	9,747
Interests in other entities	0	0	0	0	0	0	0	117	117	117
Intangible assets	0	0	0	0	0	0	0	1,766	1,766	1,766
Property, plant and equipment	0	0	0	0	0	0	1,967	0	1,967	1,967
Current tax assets	0	0	0	0	0	0	0	200	200	200
Retirement benefit assets	0	0	0	0	0	0	0	669	669	669
Other assets	0	0	0	0	0	0	0	2,520	2,520	2,520

Total assets	23,310	12,915	10,850	47,075	55,980	103,728	24,842	50,077	234,627	281,702

2018
Cash and balances at central banks (1)(2)	—	—	1,080	1,080	636	18,031	—	—	18,667	19,747
Financial assets at FVTPL:
– Derivative financial instruments	—	—	—	—	—	—	—	5,259	5,259	5,259
– Other financial assets at FVTPL	—	—	—	—	—	—	—	5,617	5,617	5,617
Financial assets at amortised cost:
– Loans and advances to customers	21,240	14,454	256	35,950	52,497	71,941	20,943	19,958	165,339	201,289
– Loans and advances to banks	—	—	218	218	—	—	—	2,581	2,581	2,799
– Repurchase agreements – non trading	—	—	—	—	—	—	—	21,127	21,127	21,127
– Other financial assets at amortised cost	—	—	3,763	3,763	—	3,466	—	—	3,466	7,229
Financial assets at FVOCI	—	—	5,825	5,825	—	7,477	—	—	7,477	13,302
Interests in other entities	—	—	—	—	—	—	—	88	88	88
Intangible assets	—	—	—	—	—	—	—	1,808	1,808	1,808
Property, plant and equipment	—	—	—	—	—	—	1,832	—	1,832	1,832
Current tax assets	—	—	—	—	—	—	—	153	153	153
Retirement benefit assets	—	—	—	—	—	—	—	842	842	842
Other assets	—	—	—	—	—	—	—	2,280	2,280	2,280

Total assets	21,240	14,454	11,142	46,836	53,133	100,915	22,775	59,713	236,536	283,372

(1)	Encumbered cash and balances at central banks include minimum cash balances we have to hold at central banks for regulatory purposes.
(2)	Readily realisable cash and balances at central banks are amounts held at central banks as part of our liquidity management activities.
(3)	Comprises pre-positioned assets and encumbered assets.